Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 8,170	$ 7,330	$ 7,303
Provision/ charged (credit) to expense	4,400	2,771	2,088
Net deductions/ Other	(1,629)	(1,931)	(2,061)
Balance at end of year	10,941	8,170	7,330
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	30,664	28,621	21,075
Provision/ charged (credit) to expense	(13,959)	2,512	8,473
Net deductions/ Other	(385)	(469)	(927)
Balance at end of year	16,320	30,664	28,621
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	24,085	22,807	40,672
Provision/ charged (credit) to expense	33,698	1,278	(17,865)
Balance at end of year	$ 57,783	$ 24,085	$ 22,807